Investments in Associates - Summary of Movements in Investments in Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [abstract]
At January 1	¥ 1,977	¥ 1,696
Additions		95
Share of results of associates	(82)	265	¥ 170
Share of revaluation on equity investments designated at fair value through other comprehensive income held by an associate	2	7
Share of other equity changes of an associate		8
Dividend declared during the year	(104)	(85)
Disposal of a subsidiary		(9)
At December 31	¥ 1,793	¥ 1,977	¥ 1,696